Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2023	$ 16,000	$ 98,086,000	$ (91,379,000)	$ 6,723,000
Balance, shares at Jun. 30, 2023	16,462,215
Issuance of common stock – exercised options and RSU settlements	$ 1,000	35,000		$ 36,000
Issuance of common stock - exercised options and warrants and RSU settlements, shares	182,707			100,104
Issuance of common stock – ESPP		105,000		$ 105,000
Issuance of common stock - ESPP, shares	37,543
Stock-based compensation		1,571,000		1,571,000
Net loss			(8,333,000)	(8,333,000)
Fair value of warrants issued		92,000		92,000
Balance at Jun. 30, 2024	$ 17,000	99,889,000	(99,712,000)	194,000
Balance, shares at Jun. 30, 2024	16,682,465
Issuance of common stock – exercised options and RSU settlements
Issuance of common stock - exercised options and warrants and RSU settlements, shares	102,896
Issuance of common stock – ESPP		97,000		$ 97,000
Issuance of common stock - ESPP, shares	50,337
Stock-based compensation		979,000		979,000
Net loss			(6,674,000)	(6,674,000)
Balance at Jun. 30, 2025	$ 17,000	$ 100,965,000	$ (106,386,000)	$ (5,404,000)
Balance, shares at Jun. 30, 2025	16,835,698